Cover	Feb. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2021
Entity File Number	000-51734
Entity Registrant Name	CALUMET SPECIALTY PRODUCTS PARTNERS, L.P.
Entity Central Index Key	0001340122
Entity Tax Identification Number	35-1811116
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2780 Waterfront Pkwy E. Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46214
City Area Code	(317)
Local Phone Number	328-5660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common units representing limited partnership interests
Trading Symbol	CLMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false